Inventories - Disclosure of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Maintenance materials and parts	R$ 825,499	R$ 741,101
Flight attendance, uniforms and others	21,367	21,922
Provision for losses	47,658	41,285	R$ 38,935
Inventories	R$ 799,208	R$ 721,738